Shareholder Report, Average Annual Return (Details) ITGF_MassMutual High Yield Fund_Class R3_TSR Annual {Class R3}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 - without sales charge
Average Annual Return, Percent	6.92%	5.69%	5.33%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return, Percent	7.41%	5.55%	6.17%